Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Name of party	Relationship

Hongkong Ruishang International Trade Co.,Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company (52.9%)

Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company (12.54%)

Hongkong Ruishang International Trade Co.,Ltd. (the “Hongkong Ruishang”)	Subsidiary of Shandong SNTON Group Co.,Ltd.(“SNTON Group”)

Shandong SNTON Optical Materials Technology Co.,Ltd.( SNTON Optical)	Subsidiary of Shandong SNTON Group Co.,Ltd.(“SNTON Group”)